Condensed Interim Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary Shares	Share capital and additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Beginning Balance at Dec. 31, 2017		$ 80,270	$ (220)	$ (69,832)	$ 10,218
Beginning Balance, Shares at Dec. 31, 2017	3,356,689
Issuance of Ordinary shares, net		400			400
Issuance of Ordinary shares, net Shares	197,025
Issuance expenses, net		(44)			(44)
Other comprehensive income			(73)		(73)
Share-based compensation expense		28			28
Net income				397	397
Ending Balance at Jun. 30, 2018		80,654	(293)	(69,435)	10,926
Ending Balance, Shares at Jun. 30, 2018	3,553,714
Beginning Balance at Dec. 31, 2018		80,686	(333)	(68,842)	11,511
Beginning Balance, Shares at Dec. 31, 2018	3,553,714
Issuance of Ordinary shares, net		523			523
Issuance of Ordinary shares, net Shares	178,881
Exercise of options		316			316
Exercise of options, Shares	125,195
Issuance of Ordinary shares related to securities purchase agreement, net (see Note 7(4))		945			945
Issuance of Ordinary shares related to securities purchase agreement, net (see Note 7(4)), Shares	400,000
Other comprehensive income			97		97
Share-based compensation expense		39			39
Net income				176	176
Ending Balance at Jun. 30, 2019		$ 82,509	$ (236)	$ (68,666)	$ 13,607
Ending Balance, Shares at Jun. 30, 2019	4,257,790